Derivative financial instruments - Disclosure of Derivatives Notional Amount (Detail) - Derivative not designated as hedge [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 29,176,362	¥ 24,487,291
Interest rate and currency swap [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	25,999,796	21,510,803
Foreign exchange forward and option contracts [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 3,176,566	¥ 2,976,488